Stock-Based Compensation - Schedule of Non-vested Units (Detail) - Non-vested Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Units
Outstanding beginning balance (in shares)	4,738,333	4,738,333	3,466,747	4,529,290
Granted (in shares)	0	0	2,413,833	619,597
Vested (in shares)	(325,835)	(2,933,300)	(1,131,831)	(1,581,500)
Forfeited (in shares)	(54,800)	(591,078)	(10,416)	(100,640)
Exchanged in reverse recapitalization (in shares)		(1,213,955)
Outstanding ending balance (in shares)	4,357,698	0	4,738,333	3,466,747
Avg Fair Value at Grant Date
Outstanding beginning balance (in dollars per share)	$ 0.12	$ 0.12	$ 0.10	$ 0.06
Granted (in dollars per share)	0	0	0.17	0.22
Vested (in dollars per share)	0.15	0.08	0.13	0.04
Forfeited (in dollars per share)	0.08	0.10	0.03	0.17
Exchanged in reverse recapitalization (in dollars per share)		0.22
Outstanding ending balance (in dollars per share)	$ 0.12	$ 0	$ 0.12	$ 0.10